Common Stock Warrants Outstanding - Summary of Equity-Classified Common Stock Warrant Activity, for Warrants Other than Underlying Unexercised Overallotment Option Warrants (Detail) - Warrants [Member] - $ / shares
		9 Months Ended	12 Months Ended
	Dec. 08, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Number of Shares, Outstanding, Beginning Balance		288,196	387,465	26,140
Number of Shares, Issued	8,208	4,406,731	128,029	363,021
Number of Shares, Exercised			(227,228)
Number of Shares, Expired				(1,696)
Number of Shares, Outstanding, Ending Balance		4,814,927	288,196	387,465	26,140
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance		$ 78.86	$ 57.90	$ 335.40
Weighted Average Exercise Price Per Share, Issued		3.95	60.60	42.00
Weighted Average Exercise Price Per Share, Exercised			33.00
Weighted Average Exercise Price Per Share, Expired				900.00
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance		$ 5.44	$ 78.86	$ 57.90	$ 335.40
Average Remaining Contractual Term (in years)		4 years 8 months 12 days	4 years	4 years 7 months 6 days	3 years 9 months 18 days
Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Number of Shares, Outstanding, Beginning Balance		288,266
Number of Shares, Outstanding, Ending Balance			288,266
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance		$ 78.90
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance			$ 78.90